UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
February 28, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.5%	Rate (%)	Date	Amount ($)		Value ($)
New York--86.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000		5,028,840
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000		1,092,880
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000		5,611,242
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	2,500,000		2,980,275
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000	a,b	4,575,920
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,660,390
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000		2,651,189
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/23	7,500,000		9,383,250
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/23	4,000,000		4,859,480
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000		1,149,790
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	1,000,000		1,274,110
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	3,000,000		3,348,240
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/32	5,000,000		5,766,400
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000		3,378,420
Metropolitan Transportation
Authority, Transportation

Revenue	5.00	11/15/42	2,000,000		2,246,020
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/25	2,420,000		2,896,062
Nassau County Local Economic
Assistance Corporation,
Revenue (Winthrop-University
Hospital Association Project)	5.00	7/1/42	1,000,000		1,074,430
New York City,
GO	5.00	8/1/19	5,000,000		6,134,350
New York City,
GO	5.00	4/1/20	5,000,000		6,155,300
New York City,
GO	5.38	12/1/20	5,000		5,022
New York City,
GO	5.00	8/1/21	2,000,000		2,212,240
New York City,
GO	5.00	8/1/22	1,200,000		1,325,808
New York City,
GO	5.50	6/1/23	25,000		25,322
New York City,
GO	5.00	8/1/23	3,000,000		3,650,430
New York City,
GO	5.00	8/1/26	3,565,000		4,172,868
New York City,
GO	5.00	8/1/28	4,000,000		4,762,800
New York City,
GO	5.00	8/1/29	5,000,000		5,891,350
New York City,
GO	5.00	10/1/32	730,000		850,961
New York City,
GO	5.00	10/1/36	2,000,000		2,301,740
New York City,
GO (Prerefunded)	5.50	6/1/13	125,000	c	126,738
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000		5,233,021
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	3,465,000		3,762,193
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		6,196,650
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	410,000		435,416
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue

(Prerefunded)	5.00	6/15/14	120,000	c	127,470
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000		3,489,720
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000		3,468,077
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000		2,964,325
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000		4,520,240
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000		4,485,320
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	3,565,000		3,969,200
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/28	2,695,000		2,983,419
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/19	3,000,000		3,661,230
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	6,000,000		7,338,240
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	3,000,000		3,461,370
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	2,500,000		2,800,350
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	2,000,000		2,281,660
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	5,000,000		5,156,700
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000		4,194,154
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue (The
New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)

(Prerefunded)	5.25	8/15/14	2,465,000	c	2,643,269
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000		1,004,140
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	6,480,000		7,234,596
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000		2,821,875
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000		2,584,838
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	4,500,000		5,102,955
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	1,500,000		1,683,255
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,000,000		2,339,980
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/33	2,000,000		2,264,220
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000		1,662,539
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	2,000,000		2,280,840
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000		2,679,391
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000		4,129,561
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/34	2,000,000		2,310,260
New York State Dormitory
Authority, Revenue (New York
University) (Insured; AMBAC)	5.00	7/1/32	3,345,000		3,765,433
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000		2,212,740
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000		2,978,850

New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000		2,711,900
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000		5,980,190
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000		2,284,080
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000		1,674,225
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000		1,660,170
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	2,000,000		2,463,840
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.00	7/1/18	5,250,000	c	6,615,105
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	4,060,000		4,746,343
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	2,500,000		2,861,225
New York State Dormitory
Authority, Revenue (Teachers
College)	5.38	3/1/29	2,000,000		2,277,640
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	2,000,000		2,415,420
New York State Dormitory
Authority, Revenue (The New
School)	5.25	7/1/30	2,500,000		2,835,475
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000		4,501,760
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)
(Prerefunded)	5.50	7/1/13	3,475,000	c	3,538,662
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/19	5,500,000		6,320,435
New York State Dormitory

Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/22	2,500,000	3,042,775
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/26	1,730,000	2,092,193
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/30	2,000,000	2,372,040
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas Company
Project)	6.37	4/1/20	5,000,000	5,011,200
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/21	5,000,000	5,980,750
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/29	2,470,000	2,927,419
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000	4,113,824
New York State Mortgage Agency,
Education Loan Revenue (New
York Higher Education Loan
Program)	5.25	11/1/20	480,000	565,027
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,255,000	1,345,071
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000	1,187,310
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000	1,684,935
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,709,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,769,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,960,825
New York State Thruway Authority,

Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000		2,922,025
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000		3,447,930
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,500,000		8,411,775
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000		5,651,150
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000		3,507,540
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	635,000		663,372
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	1/1/14	630,000		658,148
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000		2,251,340
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	2,450,000	c	2,456,149
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	1,070,000		1,126,742
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	1,955,000		2,417,690
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000		2,230,880
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000		5,730,500
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,375,880
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	2,000,000		2,186,080

Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000		2,528,691
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000		1,540,177
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	1,000,000		1,190,470
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000		4,472,900
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	c	2,624,280
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/22	4,260,000		5,374,927
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000		1,954,240
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000		2,383,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/31	3,265,000		3,895,047
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000		1,166,950
Westchester County Health Care
Corporation, Senior Lien
Revenue	6.00	11/1/30	1,000,000		1,204,640
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		1,978,840
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000		1,034,196
U.S. Related--10.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000		2,207,940
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000		1,255,023
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000		1,166,020
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,132,290
Guam Waterworks Authority,
Water and Wastewater System

Revenue	5.63	7/1/40	1,000,000		1,059,350
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	4,000,000		4,142,560
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000		2,054,060
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	2,500,000		2,564,975
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000		1,109,480
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/13	1,000,000	c	1,017,430
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	3,045,000	c	3,539,691
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	4,000,000		4,143,800
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000		3,064,410
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000		2,023,540
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/25	1,705,000		1,787,880
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,649,425
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,475,360
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000		3,314,550
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000		2,792,175
Total Long-Term Municipal Investments
(cost $403,950,949)					439,354,221
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.9%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	300,000	d	300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	200,000	d	200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	1,300,000	d	1,300,000

New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	1,200,000	d	1,200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	4,100,000	d	4,100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	400,000	d	400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	300,000	d	300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	3,700,000	d	3,700,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	1,700,000	d	1,700,000
Total Short-Term Municipal Investments
(cost $13,200,000)					13,200,000
Total Investments (cost $417,150,949)			99.4%		452,554,221
Cash and Receivables (Net)			.6%		2,939,463
Net Assets			100.0%		455,493,684

a Collateral for floating rate borrowings.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, this security was valued at $4,575,920 or 1.0% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note - rate shown is the interest rate in effect at February 28, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2013, net unrealized appreciation on investments was $35,403,272 of which $36,132,665 related to appreciated investment securities and $729,393 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity
Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	452,554,221	-	452,554,221

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)